DEFERRED REVENUE - Deferred revenue liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred revenue, Beginning Balance	$ 36,508	$ 36,617
Revenue earned during the period	(5,987)	(3,207)
Accretion	2,859	4,127
Deferred revenue, Ending Balance	33,295	36,508
Accretion expense - Deferred revenue
Statement [Line Items]
Accretion	$ 2,774	$ 3,098